PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 12,503	$ 13,194
Actual return on plan assets	1,039	1,994
Employer contributions	2,316	2,342
Foreign currency exchange rate changes	1,076	(1,917)
Benefit payments	(3,300)	(3,110)
Fair value of plan assets at December 31	13,634	12,503
Employer contributions and benefit payment amounts paid from employer assets	$ 2,300	$ 2,300